Income taxes - Expense composition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense (recovery)
For current reporting year	$ 67	$ 96	$ 82
Adjustments recognized in the current year for income tax of prior years	(5)	1	1
Total	62	97	83
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	(55)	(31)	(15)
Adjustments recognized in the current year for income tax of prior years	(2)	1	(4)
Total	(57)	(30)	(19)
Income tax expense	$ 5	$ 67	$ 64